UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08299

Oppenheimer International Small-Mid Company Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 5/31/2016

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS May 31, 2016 Unaudited

	Shares	Value

Common Stocks—87.6%

Consumer Discretionary—14.2%

Hotels, Restaurants & Leisure—0.7%
J.D. Wetherspoon plc	2,354,630	$25,583,140

OPAP SA	2,800,583	22,911,720

		48,494,860

Household Durables—1.6%
Cairn Homes plc[1]	17,927,220	21,594,759

De’ Longhi SpA	1,895,149	50,773,923

SEB SA	269,330	33,121,961

		105,490,643

Internet & Catalog Retail—5.6%
ASKUL Corp.	2,096,441	76,576,285

ASOS plc[1]	571,816	28,924,674

boohoo.com plc[1]	9,837,798	7,552,856

Ocado Group plc[1]	28,282,021	110,675,736

Qliro Group AB1,[2]	7,836,819	9,117,154

Rakuten, Inc.	7,086,100	75,595,133

Start Today Co. Ltd.	770,358	35,082,772

Zalando SE1,3	876,554	25,675,207

		369,199,817

Media—0.7%
COOKPAD, Inc.	1,711,100	22,706,419

Zenrin Co. Ltd.	1,051,400	24,497,102

		47,203,521

Multiline Retail—0.9%
B&M European Value Retail SA	12,731,070	57,306,320

Specialty Retail—3.5%
Dunelm Group plc	2,296,970	31,756,113

Esprit Holdings Ltd.[1]	50,299,867	40,852,619

SuperGroup plc	3,505,420	70,775,059

United Arrows Ltd.	348,500	10,370,669

USS Co. Ltd.	2,799,800	44,122,469

XXL ASA[1,3]	3,055,077	36,846,724

		234,723,653

Textiles, Apparel & Luxury Goods—1.2%
Asics Corp.	1,873,200	42,209,724

Salvatore Ferragamo SpA	1,657,628	35,426,215

		77,635,939

Consumer Staples—6.5%

Beverages—2.0%
Britvic plc	7,468,660	73,000,338

	Shares	Value

Beverages (Continued)

Treasury Wine Estates Ltd.	8,687,907	$64,812,694

		137,813,032

Food & Staples Retailing—1.7%
Ain Holdings, Inc.	1,163,400	74,238,440

Booker Group plc	14,723,460	38,778,390

		113,016,830

Food Products—2.1%
Ariake Japan Co. Ltd.	1,417,900	83,679,474

Aryzta AG1	328,528	13,053,522

Calbee, Inc.	1,147,800	42,192,989

Pescanova SA1	138,481	1,541

		138,927,526

Household Products—0.5%
Rohto Pharmaceutical Co. Ltd.	2,056,833	31,675,506

Personal Products—0.2%
Colgate-Palmolive India Ltd.	1,000,000	12,773,050

Financials—9.7%

Capital Markets—1.7%
3i Group plc	6,217,509	50,574,668

Avanza Bank Holding AB	414,919	16,953,212

CETIP SA-Mercados Organizados	3,535,044	41,566,310

		109,094,190

Commercial Banks—2.0%
Bank of Ireland[1]	218,803,467	66,566,261

Bankinter SA	5,494,677	41,730,029

Metro Bank plc[1]	766,820	24,995,906

		133,292,196

Consumer Finance—0.6%
Shriram Transport Finance Co. Ltd.	2,052,930	35,874,207

Diversified Financial Services—0.1%
Moscow Exchange (The)[1]	4,612,064	7,635,125

Insurance—3.9%
Bajaj Finserv Ltd.	407,129	10,980,312

Baloise Holding AG	342,502	42,259,513

Euler Hermes Group	570,560	48,985,134

Grupo Catalana Occidente SA	2,192,719	68,361,851

1      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Insurance (Continued)

Helvetia Holding AG	113,126	$60,883,270

St James’s Place plc	2,062,881	27,718,583

		259,188,663

Real Estate Investment Trusts (REITs)—0.8%
Hibernia REIT plc[2]	38,486,294	55,659,699

Real Estate Management & Development—0.6%
DLF Ltd.	11,183,062	21,564,286

Oberoi Realty Ltd.	4,829,461	19,503,718

		41,068,004

Health Care—22.8%

Biotechnology—5.0%
Abcam plc	7,938,270	73,649,195

Ablynx NV1	850,918	13,566,225

Amarin Corp. plc, ADR[1]	5,296,270	11,016,241

ARIAD Pharmaceuticals, Inc.[1]	1,852,920	16,398,342

Exact Sciences Corp.[1]	2,120,400	14,079,456

FibroGen, Inc.[1]	351,750	6,563,655

Galapagos NV1	746,282	43,064,608

Genmab AS1	270,066	48,755,433

Medivir AB, Cl. B1	399,920	2,372,717

Neurocrine Biosciences, Inc.[1]	411,320	20,422,038

Prothena Corp. plc, ADR[1]	166,170	8,065,892

Radius Health, Inc.[1]	356,380	12,922,339

Repligen Corp.[1]	1,335,160	31,990,434

Swedish Orphan Biovitrum AB1	1,264,463	16,920,104

Vernalis plc[1]	7,550,028	5,029,919

Zealand Pharma AS1	596,935	11,054,126

		335,870,724

Health Care Equipment & Supplies—6.8%
Ambu AS, Cl. B	1,546,753	62,965,075

BioMerieux	391,420	51,070,809

Carl Zeiss Meditec AG	2,428,454	93,878,269

DBV Technologies SA1	754,989	50,534,786

DENTSPLY SIRONA, Inc.	1,159,299	72,062,026

Hogy Medical Co. Ltd.	66,700	4,126,616

Ossur HF	19,965,567	76,070,011

	Shares	Value

Health Care Equipment & Supplies (Continued)

Oxford Immunotec Global plc[1]	995,829	$8,783,212

STRATEC Biomedical AG1	544,887	30,316,608

		449,807,412

Life Sciences Tools & Services—4.5%
Bruker Corp.	1,932,200	51,010,080

Genfit[1]	449,840	14,171,581

Lonza Group AG1	798,846	137,736,629

MorphoSys AG1	145,379	8,152,956

QIAGEN NV1	978,240	21,110,419

Tecan Group AG	448,416	66,249,523

		298,431,188

Pharmaceuticals—6.5%
Almirall SA	665,739	10,511,824

BTG plc[1]	2,885,860	28,383,637

Dechra Pharmaceuticals plc	865,180	14,745,783

Faes Farma SA	4,330,709	14,954,190

H. Lundbeck AS1	2,540,846	99,632,980

Ipsen SA1	431,070	27,166,951

Kyowa Hakko Kirin Co. Ltd.	3,388,000	61,208,065

Nippon Shinyaku Co. Ltd.	1,369,000	71,961,783

UCB SA	545,120	39,327,678

Vectura Group plc[1,2]	25,979,966	61,831,068

		429,723,959

Industrials—15.3%

Aerospace & Defense—1.5%
CAE, Inc.	4,543,576	56,788,203

Zodiac Aerospace	1,914,940	44,644,469

		101,432,672

Air Freight & Couriers—1.0%
Panalpina Welttransport Holding AG	556,245	66,657,602

Building Products—0.1%
Belimo Holding AG	1,316	3,863,283

Commercial Services & Supplies—1.0%
Mitsubishi Pencil Co. Ltd.	1,303,500	67,420,951

Construction & Engineering—0.8%
Balfour Beatty plc[1]	13,835,600	49,608,611

2      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

	Shares	Value

Machinery—5.5%
Aalberts Industries NV	686,778	$24,215,993

Burckhardt Compression Holding AG	89,329	32,658,277

Harmonic Drive Systems, Inc.	921,700	23,845,840

Hoshizaki Electric Co. Ltd.	753,500	71,893,164

IMI plc	2,797,720	40,732,461

KUKA AG	364,817	43,005,546

Metso OYJ	1,407,149	33,018,453

Nabtesco Corp.	442,400	11,255,034

Norma Group SE1	190,694	9,462,827

Spirax-Sarco Engineering plc	755,469	37,755,899

Wartsila OYJ Abp	939,839	38,912,100

		366,755,594

Road & Rail—0.5%
ComfortDelGro Corp. Ltd.	15,837,000	31,475,276

Trading Companies & Distributors—3.9%
Brenntag AG	801,278	42,865,919

Bunzl plc	1,301,054	38,521,380

Cramo OYJ	2,164,550	46,699,058

IMCD Group NV	131,586	5,452,424

MonotaRO Co. Ltd.	1,149,900	39,536,513

SIG plc	9,645,420	18,749,131

Travis Perkins plc	2,356,870	65,653,569

		257,477,994

Transportation Infrastructure—1.0%
Flughafen Zuerich AG	393,670	68,980,888

Information Technology—15.4%

Electronic Equipment, Instruments, & Components—2.8%
Cognex Corp.	849,310	36,579,782

Halma plc	1,530,141	21,012,577

Ingenico Group SA	188,530	22,938,645

Renishaw plc	773,270	21,932,895

Topcon Corp.	1,669,700	16,826,480

Yaskawa Electric Corp.	2,995,700	37,654,296

Yokogawa Electric Corp.	2,450,000	28,058,612

		185,003,287

Internet Software & Services—3.8%
Istyle, Inc.[2]	5,267,100	43,759,739

	Shares	Value

Internet Software & Services (Continued)

Kakaku.com, Inc.	1,191,686	$22,476,333

Moneysupermarket.com Group plc	14,681,309	70,327,473

XING AG2	380,318	76,360,788

Zoopla Property Group plc[3]	7,593,470	35,691,068

		248,615,401

IT Services—3.5%
GMO Payment Gateway, Inc.	243,400	15,218,599

Mindtree Ltd.	3,681,132	36,124,902

Obic Co. Ltd.	1,567,800	84,877,817

SCSK Corp.	969,708	36,444,836

Tech Mahindra Ltd.	7,454,667	60,178,890

		232,845,044

Semiconductors & Semiconductor Equipment—0.8%
Disco Corp.	211,600	19,926,111

Rohm Co. Ltd.	847,800	35,896,950

		55,823,061

Software—4.4%
Cyient Ltd.[2]	5,040,320	35,957,475

Globant SA1	873,491	35,061,929

Nemetschek SE	1,038,835	60,244,427

NICE-Systems Ltd., Sponsored ADR	1,512,750	96,800,872

OBIC Business Consultants Co. Ltd.	1,081,200	47,223,909

SimCorp AS	324,106	17,129,943

		292,418,555

Technology Hardware, Storage & Peripherals—0.1%
Tobii AB1	644,295	5,054,414

Materials—3.2%

Chemicals—3.2%
Bayer CropScience Ltd.	410,143	23,889,021

Johnson Matthey plc	616,344	25,749,397

Koninklijke DSM NV	767,998	45,680,245

LANXESS AG	671,875	32,085,437

PI Industries Ltd.	2,588,639	26,045,998

Sika AG	4,969	21,475,447

Symrise AG	640,886	40,184,626

		215,110,171

3      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Telecommunication Services—0.5%

Diversified Telecommunication Services—0.5%
VZ Holding AG	101,368	$32,322,675

Total Common Stocks
(Cost $4,881,065,492)		5,810,771,543

Preferred Stock—0.5%
Sartorius AG, Preference (Cost $7,489,347)	132,798	36,662,470

	Shares	Value

Investment Company—12.0%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.48%[2,4] (Cost $795,060,973)	795,060,973	$795,060,973

Total Investments, at Value (Cost $5,683,615,812)	100.1%	6,642,494,986

Net Other Assets (Liabilities)	(0.1)	(8,863,268)

Net Assets	100.0%	$6,633,631,718

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2015	Gross Additions	Gross Reductions	Shares May 31, 2016

Cyient Ltd.[a]	5,848,235	—	807,915	5,040,320
Hibernia REIT plc	36,521,343	1,964,951	—	38,486,294
Istyle, Inc.	—	5,267,100[b]	—	5,267,100
Oppenheimer Institutional Money
Market Fund, Cl. E	791,651,975	833,841,333	830,432,335	795,060,973
Qliro Group AB	7,836,819	—	—	7,836,819
Vectura Group plc	25,088,946	891,020	—	25,979,966
XING AG	300,779	79,539	—	380,318

		Value	Income	Realized Loss

Cyient Ltd.[a]		$ —[c]	$572,866	$2,181,606
Hibernia REIT plc		55,659,699	232,291	—
Istyle, Inc.		43,759,739	—	—
Oppenheimer Institutional Money Market Fund, Cl. E		795,060,973	2,260,633	—
Qliro Group AB		9,117,154	—	—
Vectura Group plc		61,831,068	—	—
XING AG		76,360,788	—	—

Total		$1,041,789,421	$3,065,790	$2,181,606

a. No longer an affiliate as of May 31, 2016.

b. All or portion is the result of a corporate action.

c. The security is no longer an affiliate; therefore, the value has been excluded from this table.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $98,212,999 or 1.48% of the Fund’s net assets at period end.

4. Rate shown is the 7-day yield at period end.

4      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Japan	$1,302,558,632	19.6%
United States	1,100,934,265	16.6
United Kingdom	1,099,709,524	16.6
Switzerland	546,140,630	8.2
Germany	498,895,081	7.5
France	292,634,335	4.4
India	282,891,859	4.3
Denmark	239,537,557	3.6
Ireland	162,902,852	2.4
Spain	135,559,435	2.0
Finland	118,629,610	1.8
Israel	96,800,873	1.5
Netherlands	96,459,081	1.4
Belgium	95,958,510	1.4
Italy	86,200,138	1.3
Iceland	76,070,011	1.1
Australia	64,812,694	1.0
Luxembourg	57,306,320	0.9
Canada	56,788,204	0.9
Sweden	50,417,602	0.8
Brazil	41,566,310	0.6
Hong Kong	40,852,619	0.6
Norway	36,846,724	0.6
Singapore	31,475,276	0.5
Greece	22,911,720	0.3
Russia	7,635,124	0.1

Total	$6,642,494,986	100.0%

5      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS May 31, 2016 Unaudited

1. Organization

Oppenheimer International Small-Mid Company Fund (the “Fund”), formerly known as Oppenheimer International Small Company Fund, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the

6      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

3. Securities Valuation (Continued)

types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

7      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based

8      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

3. Securities Valuation (Continued)

on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered are measured using net asset value as a practical expedient, and are not classified in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$—	$940,054,753	$—	$940,054,753
Consumer Staples	—	434,204,403	1,541	434,205,944
Financials	—	641,812,084	—	641,812,084
Health Care	274,424,134	1,239,409,149	—	1,513,833,283
Industrials	56,788,203	956,884,668	—	1,013,672,871
Information Technology	168,442,583	851,317,179	—	1,019,759,762
Materials	—	215,110,171	—	215,110,171
Telecommunication Services	—	32,322,675	—	32,322,675
Preferred Stock	—	36,662,470	—	36,662,470
Investment Company	795,060,973	—	—	795,060,973

Total Assets	$1,294,715,893	$5,347,777,552	$1,541	$6,642,494,986

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

9      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Transfers out of Level 1[a]	Transfers into Level 2[a]

Assets Table
Investments, at Value:
Common Stocks
Financials	$(23,839,492)	$23,839,492
Health Care	(31,489,414)	31,489,414

Total Assets	$(55,328,906)	$55,328,906

a. Transfers from Level 1 to Level 2 are a result of a change from the use of an exchange traded price to a valuation received from a third-party pricing service or a fair valuation determined based on observable market information other than quoted prices from an active market.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred

10      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

4. Investments and Risks (Continued)

through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in a money market Affiliated Fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is regulated as a money market fund under the Investment Company Act of 1940, as amended.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates

11      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$5,683,615,812
Federal tax cost of other investments	1,458,313

Total federal tax cost	$5,685,074,125

Gross unrealized appreciation	$1,390,184,224
Gross unrealized depreciation	(433,555,226)

Net unrealized appreciation	$956,628,998

12      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/31/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small-Mid Company Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	7/13/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	7/13/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	7/13/2016